Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (3,530,376)	$ (5,019,067)	$ (10,512,157)	$ (22,473,192)
Amortization (Note 7)			23,754	93,543
Amortization	1,688	57,013
Impairment of goodwill and other intangibles			3,968,332	8,919,002
Amortization of intangible assets		1,870,045	2,444,445	2,937,423
Finance expense				60,770
Loss on sale of equipment		51,770	63,385
Gain from debt settlement			(49,498)
Accrued interest		2,582
Effect of foreign exchange			61,235	70,157
Share-based compensation	160,865	(1,154,308)	(1,452,380)	1,567,583
Change in fair value of warrant liability				(361,055)
Prepaid expenses and other current assets			62,752	154,700
Deposits			100,000
Adjustments to reconcile net loss to cash used in operating activities:
Amortization (Note 7)			23,754	93,543
Amortization	1,688	57,013
Impairment of goodwill and other intangibles			3,968,332	8,919,002
Amortization of intangible assets		1,870,045	2,444,445	2,937,423
Finance expense				60,770
Loss on sale of equipment		51,770	63,385
Gain from debt settlement			(49,498)
Accrued interest		2,582
Effect of foreign exchange			61,235	70,157
Share-based compensation	160,865	(1,154,308)	(1,452,380)	1,567,583
Change in fair value of warrant liability				(361,055)
Prepaid expenses and other current assets			62,752	154,700
Deposits			100,000
Changes in operating assets and liabilities:
Receivables	17,468	31,463	42,527	62,868
Proceeds from office security deposit		100,000
Prepaids	(610,461)	(972)
Deferred revenue	(33,885)	(35,798)	(34,226)	(124,231)
Accounts payable and accrued liabilities	(260,644)	(258,451)	(239,073)	(61,112)
Cash flows used in operating activities	(4,255,345)	(4,355,723)	(5,520,904)	(9,153,544)
INVESTING ACTIVITIES
Purchase of equipment				(40,211)
Proceeds from sale of equipment		4,899	4,899
Purchase of intangible assets		(19,005)	(19,413)	(2,496,621)
Cash flows used in investing activities		(14,106)	(14,514)	(2,536,832)
FINANCING ACTIVITIES
Repayment of notes payable – related party		(821,292)	(2,519,835)	(63,819)
Proceeds from warrant exercises		4,446,200	4,561,200
Proceeds from share issuances		2,250,000	7,812,663	13,251,733
Payments for lease liabilities			(128,560)	(260,185)
Payments for finance lease liabilities		(131,142)
Payments of share issuance costs		(380,788)	(679,890)	(1,736,662)
Cash flows provided by financing activities		5,362,978	9,045,578	11,191,067
Effect of exchange rates on cash and cash equivalents	37,586	(3,198)
Change in cash during the period	(4,217,759)	989,951	3,510,160	(499,309)
Cash – Beginning of period	4,689,007	1,178,847	1,178,847	1,678,156
Cash – End of period	$ 471,248	$ 2,168,798	$ 4,689,007	$ 1,178,847